S000004355 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	294 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.05%	13.07%	14.22%
S&P North American Expanded Technology Software Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.00%	8.66%	18.25%
iShares Expanded Tech-Software Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.62%	8.35%	17.90%
Performance Inception Date					Jul. 10, 2001
iShares Expanded Tech-Software Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.62%	8.35%	17.85%
iShares Expanded Tech-Software Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.32%	6.59%	15.38%

[1]	The S&P North American Expanded Technology Software Index (Spliced) reflects the performance of the S&P North American Technology Software Index through December 23, 2018 and the S&P North American Expanded Technology Software Index thereafer, which reflect the times when each index was the Underlying Index of the Fund.